Share-based payment arrangements - Measurement of fair value (Details)				6 Months Ended	12 Months Ended
	Jun. 30, 2019 shares	Jan. 31, 2019 shares	Jan. 08, 2019 shares	Jun. 30, 2019 $ / shares	Dec. 31, 2019 EUR (€) $ / shares	Dec. 31, 2019 EUR (€) shares day	Dec. 31, 2018 EUR (€)	Feb. 16, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Feb. 09, 2017 EUR (€)	Feb. 02, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date						€ 0.000	€ 0.000
Share price at grant date (in eur per share)					€ 7.732	€ 7.732	€ 7.732		€ 7.495
Vesting period						5 years
Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						5 years
Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in eur per share)					10.98	€ 10.98		€ 7.237		€ 7.268	€ 10.613
Phantom Share Units (PSUs) | Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares) | shares			1,200,000
Phantom Share Units (PSUs) | Long Term Incentive Plan 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares) | shares	800,000	1,200,000	1,200,000			800,000
Tranche 1 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date					€ 1.853	€ 1.853
Share price at grant date						10.050
Exercise price						€ 10.0475
Expected volatility (weighted average)						39.63%
Expected life (days) (weighted average) | day						365
Expected dividends						8.00%
Risk-free interest rate						0.66%
Tranche 1 | Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)						33.43%
Risk-free interest rate						1.69%
Expected vesting period (years)						3 years 18 days
Tranche 1 | Phantom Share Units (PSUs) | Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						12.00%
Target share price (in USD per share) | $ / shares					€ 12
Tranche 1 | Phantom Share Units (PSUs) | Long Term Incentive Plan 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				12.00%		12.00%
Target share price (in USD per share) | $ / shares				$ 12	€ 12
Tranche 2 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date					€ 1.853	€ 1.853
Share price at grant date						10.050
Exercise price						€ 10.0475
Expected volatility (weighted average)						39.63%
Expected life (days) (weighted average) | day						730
Expected dividends						8.00%
Risk-free interest rate						0.66%
Tranche 2 | Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)						33.43%
Risk-free interest rate						1.69%
Expected vesting period (years)						3 years 4 months 17 days
Tranche 2 | Phantom Share Units (PSUs) | Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						16.00%
Target share price (in USD per share) | $ / shares					€ 14
Tranche 2 | Phantom Share Units (PSUs) | Long Term Incentive Plan 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				19.00%		19.00%
Target share price (in USD per share) | $ / shares				$ 14	€ 14
Tranche 3 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date					€ 1.853	€ 1.853
Share price at grant date						10.050
Exercise price						€ 10.0475
Expected volatility (weighted average)						39.63%
Expected life (days) (weighted average) | day						1,095
Expected dividends						8.00%
Risk-free interest rate						0.66%
Tranche 3 | Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)						33.43%
Risk-free interest rate						1.69%
Expected vesting period (years)						3 years 8 months 9 days
Tranche 3 | Phantom Share Units (PSUs) | Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						25.00%
Target share price (in USD per share) | $ / shares					€ 16
Tranche 3 | Phantom Share Units (PSUs) | Long Term Incentive Plan 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				25.00%		25.00%
Target share price (in USD per share) | $ / shares				$ 16	16
Tranche 4 | Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)						33.43%
Risk-free interest rate						1.69%
Expected vesting period (years)						3 years 11 months 23 days
Tranche 4 | Phantom Share Units (PSUs) | Transaction Based Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						44.00%
Target share price (in USD per share) | $ / shares					18
Tranche 4 | Phantom Share Units (PSUs) | Long Term Incentive Plan 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				44.00%		44.00%
Target share price (in USD per share) | $ / shares				$ 18	€ 18